Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:
	Year ended December 31,
	2015	2016
Balance Sheet
Due to related parties	$-	$7,231

Advances for drilling units under construction and related costs	$394	$1,569
Drilling units, machinery and equipment, net	2,961	488
Accrued liabilities	$6,432	$3,100

	Year ended December 31,
Statement of Operations	2014	2015	2016
Revenues - commission fees	$16,826	$16,524	$14,925
Drilling units operating expenses	-	-	4,209
Amortization and write-off of financing fees - DryShips	-	2,781	-
General and administrative expenses	32,660	7,409	24,924
Interest income	$1,164	$6,024	$-

Cardiff Drilling Inc.: Effective January 1, 2013, Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig entered into a Global Services Agreement with Cardiff Drilling Inc. ("Cardiff Drilling")  a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. George Economou, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff Drilling, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, the Company paid Cardiff Drilling a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement were expensed in the consolidated statement of operations or capitalized as a component of "Advances for drilling units under construction and related costs" being a directly attributable cost to the construction, as applicable. The consultancy agreement had a term of five years and could be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and, (ii) at any time by the mutual agreement of the parties. As of March 31, 2016, the Company terminated the agreement with Cardiff Drilling, at no cost.

Vivid Finance Limited: Under the consultancy agreement effective from January 1, 2013, between Ocean Rig Management and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. George Economou, pursuant to which Vivid acted as a consultant on financing matters for Ocean Rig and its subsidiaries, Vivid provided the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and, (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid was entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement had a term of five years and could be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and, (ii) at any time by the mutual agreement of the parties. On July 29, 2015, the Company amended its agreement with Vivid to expand the scope of the services provided under the agreement to the Company and its subsidiaries or affiliates, to cover certain cash management and cash investment services.  In exchange for its services in respect of the Company, Vivid was entitled to a fee equal to 30% of any profits provided the profits are at least 10% of the invested amount. As of March 31, 2016, the Company terminated the agreement with Vivid, at no cost.

Basset Holdings Inc.: Effective June 1, 2012, the Company entered through one of its' wholly owned subsidiaries into a consultancy agreement with Basset Holdings Inc. ("Basset"), a Marshall Islands entity beneficially owned by the Company's President and Chief Financial Officer Mr. Anthony Kandylidis, for the provision of his services to the Company. The agreement had an initial term of five years and could be renewed or extended for one-year successive terms with the consent of both parties. Under the terms of the agreement, the Company was obligated to pay an annual remuneration to Basset. Basset was also entitled to cash or equity-based bonuses to be awarded at the Company's sole discretion. The Company could terminate the agreement for cause, as defined in the agreement, in which case Basset would not be entitled to further payments of any kind. Upon termination of the agreement without cause, or in the event the agreement was terminated within three months of a change of control, as defined in the agreement, the Company would be obligated to pay a lump sum amount. Basset could terminate the agreement without cause upon three months written notice. In addition, Basset may terminate the agreement for good reason and in such event, the Company would be obligated to pay a lump sum amount. With effect as of December 31, 2016, the Company terminated the agreement with Basset at no cost. Basset is also the owner of 114,286 shares of the Company's common stock, as of December 31, 2016.

Steel Wheel Investments Limited: Steel Wheel Investments Limited ("Steel Wheel"), a company controlled by the Company's President and Chief Financial Officer, Mr. Anthony Kandylidis, is the owner of 1,570,226 shares of the Company's common stock, as of December 31, 2016.

George Economou: As of June 8, 2015, Mr. George Economou, the Company's Chairman and Chief Executive Officer, purchased $10,000, or 1,428,571 shares, of common stock in the offering of 28,571,428 shares of the Company's common stock at the public offering price (Note 11). As of December 31, 2016, Mr. George Economou has a 9.0% shareholding of the Company.

Azara Services S.A.: Effective January 1, 2013, the Company entered through one of its' wholly owned subsidiaries into a consultancy agreement with Azara Services S.A. ("Azara"), a Marshall Islands entity beneficially owned by the Company's Chairman and Chief Executive Officer, Mr. George Economou, for the  provision of the services of the Company's Chief Executive Officer. The agreement had an initial term of five years and could be renewed or extended with the consent of both parties. Under the terms of the agreement, the Company was obligated to pay an annual remuneration to Azara.  Azara was also entitled to cash or equity-based bonuses to be awarded at the Company's sole discretion. The Company could terminate the agreement for cause, as defined in the agreement, in which case Azara would not be entitled to further payments of any kind. Upon termination of the agreement without cause, or in the event the agreement was terminated within three months of a change of control, as defined in the agreement, the Company would be obligated to pay a lump sum amount. Azara could terminate the agreement without cause upon three months written notice. In addition, Azara could terminate the agreement for good reason and in such event the Company would be obligated to pay a lump sum amount. With effect as of December 31, 2016, the Company terminated the agreement with Azara at no cost.

DryShips Inc.: On November 18, 2014, the Company entered into a $120,000 Exchangeable Promissory Note with its former parent company, DryShips. The loan from the Company to DryShips bore interest at a LIBOR plus margin rate and was due in May 2016. On June 4, 2015, the Company and DryShips signed an amendment under the $120,000 Exchangeable Promissory Note to, among other things, partially exchange $40,000 of the loan for 4,444,444 of the Company's shares owned by DryShips, amend the interest of the loan and pledged to the Company 20,555,556 shares of the Company's stock owned by DryShips. On August 13, 2015, the Company reached an agreement with DryShips and exchanged the remaining outstanding balance of $80,000 owed to the Company under the $120,000 Exchangeable Promissory Note, for 17,777,778 shares of the Company's shares owned by DryShips. During the year ended December 31, 2015, the Company earned interest income amounting to $8,805 from DryShips under this loan agreement. During the year ended December 31, 2015, the Company paid dividends of $50,281 of which, $29,755 were paid to DryShips.
On March 29, 2016, the Company entered into 60 day time charter agreements for the offshore support vessels Crescendo and Jubilee with two subsidiaries of DryShips to assist with the stacking of the Company's drilling units in Las Palmas.
On April 5, 2016, the Company's unrestricted subsidiary, Ocean Rig Investments Inc., purchased 56,079,533 shares of the Company's common stock previously held by DryShips. After this transaction, DryShips no longer holds any equity interest in the Company (Note 11).
TMS Tankers Ltd. /TMS Offshore Services Ltd.: During 2016 TMS Tankers Ltd., and TMS Offshore Services Ltd., entities beneficially owned by the Company's Chairman and Chief Executive Officer, Mr. George Economou, charged the Company for various ad-hoc ancillary services.
TMS Offshore Services Ltd.: On March 31, 2016, the Company signed a management services agreement with TMS Offshore Services Ltd. (''TMS"), a company affiliated with the Company's Chairman and Chief Executive Officer, Mr. George Economou, to provide certain management services related to the Company's drilling units including but not limited to commercial, financing, legal and insurance services, which is effective from January 1, 2016. Under the terms of this agreement, TMS will be compensated with a one-time set up fee of $2,000, a fixed monthly fee of $835 as well as certain variable fees including 1.00% on monies earned under drilling contracts, 0.75% on sale and purchase or M&A transactions and 0.20% on all financing transactions. Furthermore, the Company will reimburse TMS for all out-of-pocket expenses and travel expenses. The Company may terminate the agreement for convenience for a fee of $150,000. This agreement supersedes the previous agreements with Vivid and Cardiff Drilling, which were cancelled at no cost to the Company. On March 31, 2016 and effective from January 1, 2017, the Company and TMS agreed to alter, among some other terms of the agreement, the existing monthly fee from $835 to $1,291.7, provision of services by the Company's Chairman and Chief Executive Officer and President and Chief Financial Officer and the annual reduction of the termination fee by $15,000 per annum starting from 2018 which at any given time may not be lower than $30,000, a performance fee of up to $10 million per annum to be provided in stock or cash and the increase in the variable fee to 0.50% on all financing transactions.